Intangible assets, net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 3,647,347	¥ 26,355,000	¥ 26,355,000
Less: accumulated amortization	(2,769,503)	(20,011,875)	(19,638,751)
Total	877,844	6,343,125	6,716,249
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	2,408,038	17,400,000	17,400,000
Software Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,239,309	¥ 8,955,000	¥ 8,955,000